Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-current assets
Property and equipment, net	$ 4,343	$ 4,675
Government grants receivables	29	209
Leasehold deposits, non-current	167	156
Total non-current assets	4,539	5,040
Current assets
Prepayments and other receivables	1,952	2,791
Government grants receivable, current		221
Tax receivables, current	815	789
Cash and cash equivalents	5,583	13,184
Total current assets	8,350	16,985
TOTAL ASSETS	12,889	22,025
EQUITY (DEFICIT) AND LIABILITIES
Share capital	5,899	3,886
Other reserves	97,342	90,262
Accumulated deficit	(107,970)	(85,845)
Total equity (deficit)	(4,729)	8,303
Non-current liabilities
Lease liabilities, non-current	1,896	1,952
Borrowings, non-current	8,489	7,864
Provisions	149	144
Total non-current liabilities	10,534	9,960
Current liabilities
Lease liabilities, current	326	303
Warrant liability	190	573
Derivative liability	2,714
Borrowings, current	159	136
Trade payables	2,689	2,085
Other payables	1,006	665
Total current liabilities	7,084	3,762
Total liabilities	17,618	13,722
TOTAL EQUITY (DEFICIT) AND LIABILITIES	$ 12,889	$ 22,025